Other Non-current Liabilities - Summary of Other Noncurrent Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other non-current liabilities [abstract]
Accruals	£ 11	£ 13
Deferred income	83	85
Other payables	805	823
Other noncurrent liabilities	£ 899	£ 921